Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 99.8%
Aerospace & Defense – 2.0%
General Dynamics Corp	20,204	$4,610,755
Howmet Aerospace Inc	123,349	5,226,297
		9,837,052
Air Freight & Logistics – 2.5%
United Parcel Service Inc	65,966	12,796,744
Automobiles – 1.0%
Rivian Automotive Inc - Class A*	74,114	1,147,285
Tesla Inc*	18,452	3,828,052
		4,975,337
Beverages – 2.0%
Constellation Brands Inc - Class A	29,262	6,609,993
Monster Beverage Corp	63,614	3,435,792
		10,045,785
Biotechnology – 4.3%
AbbVie Inc	47,445	7,561,310
Amgen Inc	8,561	2,069,622
Argenx SE (ADR)*	4,511	1,680,708
Regeneron Pharmaceuticals Inc*	2,096	1,722,220
Sarepta Therapeutics Inc*	21,354	2,943,222
United Therapeutics Corp*	11,863	2,656,837
Vertex Pharmaceuticals Inc*	9,345	2,944,329
		21,578,248
Capital Markets – 1.4%
Blackstone Group Inc	31,575	2,773,548
Charles Schwab Corp	50,860	2,664,047
LPL Financial Holdings Inc	6,848	1,386,035
		6,823,630
Chemicals – 0.5%
Sherwin-Williams Co	11,522	2,589,800
Diversified Financial Services – 6.0%
Apollo Global Management Inc	39,939	2,522,547
Fidelity National Information Services Inc	10,705	581,603
Global Payments Inc	7,676	807,822
Mastercard Inc	36,692	13,334,240
Visa Inc	57,777	13,026,402
		30,272,614
Electronic Equipment, Instruments & Components – 0.4%
Keysight Technologies Inc*	12,181	1,966,988
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc - Class A*,#	56,306	958,891
Entertainment – 1.2%
Liberty Media Corp-Liberty Formula One*	81,365	6,088,543
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	30,860	3,124,884
Edwards Lifesciences Corp*	30,908	2,557,019
		5,681,903
Health Care Providers & Services – 2.6%
Centene Corp*	20,834	1,316,917
UnitedHealth Group Inc	25,029	11,828,455
		13,145,372
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc*	4,382	11,622,861
Caesars Entertainment Inc*	32,678	1,595,013
Chipotle Mexican Grill Inc*	2,466	4,212,643
		17,430,517
Household Products – 1.6%
Procter & Gamble Co	54,640	8,124,422
Information Technology Services – 0.3%
Snowflake Inc - Class A*	9,447	1,457,578
Insurance – 0.5%
Aon PLC - Class A	8,228	2,594,206
Interactive Media & Services – 5.7%
Alphabet Inc - Class C*	274,755	28,574,520
Life Sciences Tools & Services – 1.1%
Danaher Corp	8,743	2,203,586
Illumina Inc*	5,369	1,248,561
Thermo Fisher Scientific Inc	3,476	2,003,462
		5,455,609

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery – 2.5%
Deere & Co	20,214	$8,345,956
Ingersoll Rand Inc	72,899	4,241,264
		12,587,220
Multiline Retail – 4.7%
Amazon.com Inc*	227,287	23,476,474
Oil, Gas & Consumable Fuels – 1.3%
EOG Resources Inc	57,960	6,643,955
Personal Products – 0.1%
Olaplex Holdings Inc*	110,266	470,836
Pharmaceuticals – 2.9%
AstraZeneca PLC (ADR)	54,184	3,760,911
Eli Lilly & Co	11,849	4,069,184
Merck & Co Inc	42,598	4,532,001
Novartis AG (ADR)	21,561	1,983,612
		14,345,708
Professional Services – 0.9%
CoStar Group Inc*	67,556	4,651,231
Road & Rail – 2.0%
JB Hunt Transport Services Inc	19,430	3,409,188
TFI International Inc	29,552	3,525,258
Uber Technologies Inc*	106,162	3,365,335
		10,299,781
Semiconductor & Semiconductor Equipment – 12.9%
Advanced Micro Devices Inc*	88,483	8,672,219
ASML Holding NV	12,931	8,802,261
KLA Corp	10,634	4,244,774
Lam Research Corp	15,257	8,088,041
Lattice Semiconductor Corp*	10,677	1,019,654
Marvell Technology Inc	29,941	1,296,445
NVIDIA Corp	93,911	26,085,658
ON Semiconductor Corp*	33,845	2,786,120
Texas Instruments Inc	20,404	3,795,348
		64,790,520
Software – 20.0%
Adobe Inc*	18,658	7,190,233
Atlassian Corp - Class A*	28,081	4,806,625
Autodesk Inc*	11,071	2,304,539
Cadence Design Systems Inc*	30,211	6,347,029
Microsoft Corp	202,223	58,300,891
Palo Alto Networks Inc*	14,304	2,857,081
ServiceNow Inc*	9,317	4,329,796
Synopsys Inc*	15,087	5,827,354
Tyler Technologies Inc*	4,027	1,428,135
Workday Inc - Class A*	36,388	7,515,578
		100,907,261
Specialized Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp	7,864	1,606,930
Specialty Retail – 2.7%
O'Reilly Automotive Inc*	8,398	7,129,734
TJX Cos Inc	85,504	6,700,093
		13,829,827
Technology Hardware, Storage & Peripherals – 7.4%
Apple Inc	226,154	37,292,795
Textiles, Apparel & Luxury Goods – 1.9%
Deckers Outdoor Corp*	8,280	3,722,274
NIKE Inc - Class B	49,013	6,010,954
		9,733,228
Trading Companies & Distributors – 0.8%
Ferguson PLC	31,127	4,163,236
Wireless Telecommunication Services – 1.5%
T-Mobile US Inc*	53,189	7,703,895
Total Common Stocks (cost $306,131,619)		502,900,656
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $302,051)	301,991	302,051
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	516,246	516,246

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 4.8000%, 4/3/23	$129,061	$129,061
Total Investments Purchased with Cash Collateral from Securities Lending (cost $645,307)		645,307
Total Investments (total cost $307,078,977) – 100.0%		503,848,014
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(28,180)
Net Assets – 100%		$503,819,834

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$484,095,264	96.1%
Netherlands	8,802,261	1.8
United Kingdom	3,760,911	0.7
Canada	3,525,258	0.7
Switzerland	1,983,612	0.4
Belgium	1,680,708	0.3

Total	$503,848,014	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$1,450	$-	$-	$302,051
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	582∆	-	-	516,246
Total Affiliated Investments - 0.2%	$2,032	$-	$-	$818,297

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	-	4,444,526	(4,142,475)	302,051
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	-	900,186	(383,940)	516,246

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$502,900,656	$-	$-
Investment Companies	-	302,051	-
Investments Purchased with Cash Collateral from Securities Lending	-	645,307	-
Total Assets	$502,900,656	$947,358	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70316 05-23